OTHER ASSETS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Detailed Information about Other Non-Current Assets [Line Items]
Derivative assets (note 25f)	$ 1	$ 1
Goods and services taxes recoverable	271	398
Notes receivable	285	279
Restricted cash	121	119
Prepayments	37	42
Norte Abierto JV Partner Receivable	143	166
Other investments	209	33
Other	168	232
Other non-current assets	$ 1,235	1,270
Discontinued operations | Jabal Sayid
Disclosure of Detailed Information about Other Non-Current Assets [Line Items]
Economic interest in joint venture	50.00%
Argentina
Disclosure of Detailed Information about Other Non-Current Assets [Line Items]
Non-current value added tax receivables	$ 110	220
Tanzania
Disclosure of Detailed Information about Other Non-Current Assets [Line Items]
Non-current value added tax receivables	111	132
Chile
Disclosure of Detailed Information about Other Non-Current Assets [Line Items]
Non-current value added tax receivables	$ 50	$ 46